LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2025
LONG-TERM INVESTMENTS.
Schedule of investment in equity method investee

	As of December 31,
	2024	2025
	RMB	RMB
Investments in equity securities without readily determinable fair value	30,000	30,000
Investments in equity method investee	1,798	—
Time deposit	—	2,751,670
Total	31,798	2,781,670